Components of Other Comprehensive Loss - Summary of Changes in Other Comprehensive Loss (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	₱ 111,183	₱ 108,537	₱ 113,898
Other comprehensive income (loss)	(1,407)	2,186	(2,454)
Ending balance	116,666	111,183	108,537
Foreign currency translation differences of subsidiaries [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	583	608	524
Other comprehensive income (loss)	112	(25)	84
Ending balance	695	583	608
Foreign currency translation differences of subsidiaries [Member] | Restated [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	583
Ending balance		583
Net gains (losses) on available-for-sale financial investments - net of tax [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	4,300	936	76
Other comprehensive income (loss)		3,364	860
Ending balance	(9)	4,300	936
Net gains (losses) on available-for-sale financial investments - net of tax [Member] | Change on Initial Application of IFRS 9 [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	(4,309)
Ending balance		(4,309)
Net gains (losses) on available-for-sale financial investments - net of tax [Member] | Restated [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	(9)
Ending balance		(9)
Net transactions on cash flow hedges - net of tax [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	(369)	7	(3)
Other comprehensive income (loss)	(271)	(376)	10
Ending balance	(640)	(369)	7
Net transactions on cash flow hedges - net of tax [Member] | Restated [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	(369)
Ending balance		(369)
Revaluation increment on investment properties - net of tax [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	620	619	602
Other comprehensive income (loss)	(2)	1	17
Ending balance	618	620	619
Revaluation increment on investment properties - net of tax [Member] | Restated [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	620
Ending balance		620
Actuarial losses on defined benefit plans - net of tax [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	(24,467)	(23,376)	(19,805)
Other comprehensive income (loss)	(1,222)	(1,091)	(3,571)
Ending balance	(25,689)	(24,467)	(23,376)
Actuarial losses on defined benefit plans - net of tax [Member] | Restated [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	(24,467)
Ending balance		(24,467)
Share of other comprehensive income loss of associates and joint ventures accounted for using the equity method [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	182	312	404
Other comprehensive income (loss)		306	151
Recycled to retained earnings		(436)	(243)
Ending balance		182	312
Share of other comprehensive income loss of associates and joint ventures accounted for using the equity method [Member] | Change on Initial Application of IFRS 9 [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	(182)
Ending balance		(182)
Financial assets at fair value through other comprehensive income, category [member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Other comprehensive income (loss)	(29)
Ending balance	(165)
Financial assets at fair value through other comprehensive income, category [member] | Change on Initial Application of IFRS 9 [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	(136)
Ending balance		(136)
Financial assets at fair value through other comprehensive income, category [member] | Restated [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	(136)
Ending balance		(136)
Aoci Including Portion Attributable To Noncontrolling Interest [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	(19,151)	(20,894)	(18,202)
Other comprehensive income (loss)	(1,412)	2,179	(2,449)
Recycled to retained earnings		(436)	(243)
Ending balance	(25,190)	(19,151)	(20,894)
Aoci Including Portion Attributable To Noncontrolling Interest [Member] | Change on Initial Application of IFRS 9 [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	(4,627)
Ending balance		(4,627)
Aoci Including Portion Attributable To Noncontrolling Interest [Member] | Restated [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	(23,778)
Ending balance		(23,778)
Share of noncontrolling interests [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	14	7	12
Other comprehensive income (loss)	5	7	(5)
Ending balance	19	14	7
Share of noncontrolling interests [Member] | Restated [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	14
Ending balance		14
Aoci Including Portion Attributable To Noncontrolling Interest [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	(19,137)	(20,887)	(18,190)
Other comprehensive income (loss)	(1,407)	2,186	(2,454)
Recycled to retained earnings		(436)	(243)
Ending balance	(25,171)	(19,137)	₱ (20,887)
Aoci Including Portion Attributable To Noncontrolling Interest [Member] | Change on Initial Application of IFRS 9 [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	(4,627)
Ending balance		(4,627)
Aoci Including Portion Attributable To Noncontrolling Interest [Member] | Restated [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	₱ (23,764)
Ending balance		₱ (23,764)